Other current financial liabilities	12 Months Ended
Dec. 31, 2022
Other current financial liabilities
Other current financial liabilities

(21) Other current financial liabilities

Other current financial liabilities of k€ 7,087 relate to the negative fair value of forward exchange contracts (December 31, 2021: k€ 8,565 derivatives and k€ 3,550 other liabilities).